Provisions and other non-current liabilities (Details) ¥ in Millions	Dec. 31, 2015 JPY (¥)
Japan investigation [member] | JAPAN | Novartis Pharma K.K. (NPKK) [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine	¥ 4